Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 258,993	$ 278,794
Short-term bank deposits	1,185	1,524
Trade and unbilled receivables and contract assets, net	2,770,124	2,519,562
Other receivables and prepaid expenses	279,228	156,330
Inventories, net	1,670,474	1,316,688
Total current assets	4,980,004	4,272,898
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	182,553	184,338
Long-term trade and unbilled receivables and contract assets	316,074	312,097
Long-term bank deposits and other receivables	133,505	69,269
Deferred income taxes, net	65,274	118,513
Severance pay fund	301,192	293,716
Total long-term investments and receivables	998,598	977,933
OPERATING LEASE RIGHT OF USE ASSETS	416,383	423,088
PROPERTY, PLANT AND EQUIPMENT, NET	902,684	786,972
GOODWILL	1,550,552	1,316,768
OTHER INTANGIBLE ASSETS, NET	469,123	280,238
TOTAL ASSETS	9,317,344	8,057,897
CURRENT LIABILITIES:
Short-term bank credit and loans	27,676	312,993
Current maturities of long-term loans and Series B, C and D Notes	78,682	17,972
Operating lease liabilities	76,778	65,520
Trade payables	1,023,679	1,007,237
Other payables and accrued expenses	1,314,321	1,218,273
Contract liabilities	1,502,955	1,000,159
Total current liabilities	4,024,091	3,622,154
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	356,624	408,820
Series B, C and D Notes, net of current maturities	528,324	0
Employee benefit liabilities	884,353	914,364
Deferred income taxes and tax liabilities, net	141,451	132,442
Contract liabilities	293,984	169,073
Operating lease liabilities	386,644	397,936
Other long-term liabilities	155,610	181,741
Total long-term liabilities	2,746,990	2,204,376
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2021 and 2020; Issued and outstanding 44,255,563 and 44,198,330 shares as of December 31, 2021 and 2020, respectively.	12,762	12,742
Additional paid-in capital	420,966	415,654
Accumulated other comprehensive loss	(97,857)	(211,222)
Retained earnings	2,195,764	2,000,980
Total Elbit Systems Ltd. equity	2,531,635	2,218,154
Non-controlling interests	14,628	13,213
Total equity	2,546,263	2,231,367
TOTAL LIABILITIES AND EQUITY	$ 9,317,344	$ 8,057,897